UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | September 30, 2017 (Unaudited)

	Shares	Market Value
Common Stocks 95.90%

Diversified REITs 3.49%
American Assets Trust, Inc.	10,400	$413,608
Colony NorthStar, Inc.	50,000	628,000
Gramercy Property Trust	18,333	554,573
Spirit Realty Capital, Inc.	12,400	106,268
STORE Capital Corp.	3,780	94,009
WP Carey, Inc.	29,000	1,954,310

		3,750,768
Energy 4.63%
Cheniere Energy Partners LP	8,100	233,442
Energy Transfer Partners LP	7,500	137,175
Enterprise Products Partners LP	54,677	1,425,429
Magellan Midstream Partners LP	15,000	1,065,900
MPLX LP	22,486	787,235
Spectra Energy Partners LP	9,755	432,927
USA Compression Partners LP	8,000	133,760
Western Gas Partners LP	14,980	768,174

		4,984,042
Health Care REITs 2.63%
Global Medical REIT, Inc.	15,000	134,700
Healthcare Trust of America, Inc.	6,000	178,800
Ventas, Inc.	19,900	1,296,087
Welltower, Inc.	17,300	1,215,844

		2,825,431
Hotel & Resort REITs 11.19%
Apple Hospitality REIT, Inc.	92,210	1,743,691
Ashford Hospitality Prime, Inc.	33,100	314,450
Ashford Hospitality Trust, Inc.	115,125	767,884
Chesapeake Lodging Trust	33,200	895,404
DiamondRock Hospitality Co.	207,147	2,268,260
HCP, Inc.	25,618	712,949
Hersha Hospitality Trust	74,750	1,395,582
Pebblebrook Hotel Trust	55,031	1,988,820
RLJ Lodging Trust	74,834	1,646,348
Sotherly Hotels, Inc.	52,000	306,280

		12,039,668
Industrial REITs 7.52%
Crown Castle International Corp.	4,350	434,913
DCT Industrial Trust, Inc.	14,214	823,275
Prologis, Inc.	93,225	5,916,058
STAG Industrial, Inc.	20,500	563,135
Terreno Realty Corp.	9,675	350,042

		8,087,423
Mortgage REITs 3.20%
Blackstone Mortgage Trust, Inc.	44,000	1,364,880
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	44,567	1,086,098
Starwood Property Trust, Inc.	45,550	989,346

		3,440,324

Office REITs 12.08%
Alexandria Real Estate Equities, Inc.	650	77,331
Boston Properties, Inc.	24,250	2,979,840
City Office REIT, Inc.	129,258	1,779,883
Hudson Pacific Properties, Inc.	81,400	2,729,342
JBG SMITH Properties *	5,000	171,050
Kilroy Realty Corp.	32,365	2,301,799
SL Green Realty Corp.	21,550	2,183,446
Vornado Realty Trust	10,000	768,800

		12,991,491
Residential REITs 22.38%
American Campus Communities, Inc.	16,500	728,475
American Tower Corp., Class A	5,950	813,246
Apartment Investment & Management Co.	60,180	2,639,495
AvalonBay Communities, Inc.	14,790	2,638,832
Camden Property Trust	24,500	2,240,525
Education Realty Trust, Inc.	30,825	1,107,542
Equity LifeStyle Properties, Inc.	22,150	1,884,522
Equity Residential	34,815	2,295,353
Essex Property Trust, Inc.	10,636	2,701,863
Mid-America Apartment Communities, Inc.	25,072	2,679,695
Sun Communities, Inc.	23,100	1,979,208
UDR, Inc.	62,306	2,369,497

		24,078,253
Retail REITs 8.72%
Federal Realty Investment Trust	22,975	2,853,725
GGP, Inc.	34,900	724,873
Kimco Realty Corp.	53,819	1,052,161
Realty Income Corp.	9,880	565,037
Regency Centers Corp.	19,800	1,228,392
Simon Property Group, Inc.	18,350	2,954,533

		9,378,721
Specialized REITs 20.06%
CoreCivic, Inc.	5,150	137,866
CoreSite Realty Corp.	40,000	4,476,000
CubeSmart	20,000	519,200
CyrusOne, Inc.	33,600	1,980,048
Digital Realty Trust, Inc.	55,531	6,571,013
Equinix, Inc.	3,350	1,495,105
Extra Space Storage, Inc.	20,500	1,638,360
GEO Group, Inc. (The)	6,150	165,435
Life Storage, Inc.	24,850	2,032,978
QTS Realty Trust, Inc., Class A	49,050	2,568,258

		21,584,263

Total Common Stocks (Cost $74,703,922)		103,160,384

Preferred Stocks 3.43%

Financials 0.24%
Arch Capital Group Ltd., Series E, 5.25%	2,000	49,400
Arch Capital Group Ltd., Series F, 5.45%	2,000	50,380
Carlyle Group LP/The, Series A, 5.88%	2,000	51,160
Wells Fargo & Co., Series W, 5.70%	4,000	104,000

		254,940
Hotel & Resort REITs 0.19%
Ashford Hospitality Trust, Inc., Series F, 7.38%	3,000	74,760
Hersha Hospitality Trust, Series D, 6.50%	2,000	51,160
Sotherly Hotels, Inc., Series B, 8.00%	3,000	75,840

		201,760
Residential REITs 0.05%
American Homes 4 Rent, Series G, 5.88%	2,000	51,400

Retail REITs 0.96%
Federal Realty Investment Trust, Series C, 5.00%	4,500	110,700
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,000	50,360
National Retail Properties, Inc., Series F, 5.20%	8,000	200,640
National Retail Properties, Inc., Series E, 5.70%	26,364	673,337

		1,035,037
Specialized REITs 1.95%
Digital Realty Trust, Inc., Series H, 7.38%	6,000	162,720
Digital Realty Trust, Inc., Series I, 6.35%	11,018	298,257
Digital Realty Trust, Inc., Series J, 5.25%	4,000	100,320
Public Storage, Series B, 5.40%	29,200	773,800
Public Storage, Series Z, 6.00%	6,000	156,900
Public Storage, Series W, 5.20%	6,000	152,280
Public Storage, Series C, 5.13%	2,000	51,300
Public Storage, Series G, 5.05%	4,000	100,960
Public Storage, Series E, 4.90%	10,000	249,000
Public Storage, Series D, 4.95%	2,000	50,380

		2,095,917
Utilities 0.04%
Entergy Louisiana LLC, 4.88%	2,000	49,740

Total Preferred Stocks (Cost $3,604,582)		3,688,794

Municipal Bonds 0.51%

Franklin County Convention Facilities Authority, 6.54%, 12/1/36	140,000	165,390
Miami-Dade County, FL, 5.07%, 4/1/50	100,000	110,034
Port Authority of New York & New Jersey, 4.82%, 6/1/45	250,000	269,063

Total Municipal Bonds (Cost $539,153)		544,487

Total Investments – 99.84% (Cost $78,847,657)		107,393,665
Other Assets in Excess of Liabilities – 0.16%		175,005

NET ASSETS – 100.00%		$107,568,670

*	Non-income producing security.

At September 30, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$31,300,492
Gross unrealized depreciation	(2,753,308)

Net unrealized appreciation	$28,547,184

Aggregate cost of securities for income tax purposes	$78,846,481

See accompanying notes which are an integral part of these schedules of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | September 30, 2017 (Unaudited)

	Shares	Market Value
Common Stocks 95.09%

Consumer Discretionary 10.97%
Adient PLC	4,285	$359,897
CBS Corp., Class B	8,100	469,800
Comcast Corp., Class A	30,000	1,154,400
D.R. Horton, Inc.	9,000	359,370
Home Depot, Inc. (The)	15,450	2,527,002
Johnson Controls International PLC	10,853	437,267
Lennar Corp., Class A	5,000	264,000
McDonald’s Corp.	8,380	1,312,978
MGM Resorts International	3,200	104,288
Ross Stores, Inc.	6,000	387,420
Royal Caribbean Cruises Ltd.	5,000	592,700
Target Corp.	5,000	295,050
TJX Companies, Inc. (The)	3,200	235,936
Walt Disney Co. (The)	17,000	1,675,690

		10,175,798
Consumer Staples 7.89%
Altria Group, Inc.	25,700	1,629,894
Clorox Co. (The)	1,800	237,438
Coca-Cola Co.(The)	15,700	706,657
Colgate-Palmolive Co.	3,000	218,550
ConAgra Foods, Inc.	8,100	273,294
Kimberly-Clark Corp.	6,000	706,080
Kraft Heinz Co. (The)	2,999	232,572
Lamb Weston Holdings, Inc.	4,800	225,072
PepsiCo, Inc.	9,150	1,019,584
Philip Morris International, Inc.	9,900	1,098,999
Procter & Gamble Co. (The)	4,700	427,606
Walgreens Boots Alliance, Inc.	2,000	154,440
Wal-Mart Stores, Inc.	5,024	392,575

		7,322,761
Energy 5.87%
Andeavor	2,000	206,300
Apache Corp.	3,000	137,400
Chevron Corp.	8,260	970,550
ConocoPhillips	8,550	427,928
Devon Energy Corp.	3,000	110,130
EOG Resources, Inc.	8,700	841,638
Exxon Mobil Corp.	15,950	1,307,581
Halliburton Co.	7,100	326,813
Schlumberger Ltd.	4,300	299,968
Valero Energy Corp. (a)	10,700	823,151

		5,451,459

Financials 12.17%
American Express Co.	10,000	904,600
Bank of America Corp.	42,300	1,071,882
Blackstone Group LP (The)	16,700	557,279
Brighthouse Financial, Inc. *	761	46,269
Carlyle Group LP/The	14,400	339,840
Citigroup, Inc.	12,300	894,702
CME Group, Inc.	4,400	596,992
Fifth Third Bancorp	15,400	430,892
Goldman Sachs Group, Inc.(The)	3,265	774,425
Hartford Financial Services Group, Inc.(The)	15,000	831,450
Huntington Bancshares, Inc.	30,050	419,498
JPMorgan Chase & Co.	14,977	1,430,453
M&T Bank Corp.	2,200	354,288
MetLife, Inc.	8,375	435,081
Prudential Financial, Inc.	4,500	478,440
Travelers Cos., Inc.(The)	1,400	171,528
U.S. Bancorp	9,700	519,823
Wells Fargo & Co.	18,776	1,035,496

		11,292,938
Health Care 12.45%
AbbVie, Inc.	4,700	417,642
Aetna, Inc.	3,800	604,238
Allergan PLC	3,300	676,335
Amgen, Inc.	3,250	605,962
Bristol-Myers Squibb Co.	14,000	892,360
Edwards LifeSciences Corp. *	1,000	109,310
Gilead Sciences, Inc.	5,300	429,406
Humana, Inc.	3,000	730,890
Johnson & Johnson	9,810	1,275,398
McKesson Corp.	4,400	675,884
Medtronic PLC	9,029	702,185
Merck & Co., Inc.	13,100	838,793
Mylan NV *	2,800	87,836
Perrigo Co. PLC	1,300	110,045
Pfizer, Inc.	16,900	603,330
Quest Diagnostics, Inc.	4,500	421,380
Thermo Fisher Scientific, Inc.	2,700	510,840
UnitedHealth Group, Inc.	9,500	1,860,575

		11,552,409
Industrials 10.00%
3M Co.	5,650	1,185,935
American Airlines Group, Inc.	1,000	47,490
Boeing Co.(The)	5,800	1,474,418
Caterpillar, Inc.	9,350	1,166,038
CSX Corp.	18,500	1,003,810
Deere & Co.	4,000	502,360
Delta Air Lines, Inc.	2,000	96,440

FedEx Corp.	4,300	969,994
General Electric Co.	32,481	785,391
Honeywell International, Inc.	3,750	531,525
Masco Corp.	9,500	370,595
United Technologies Corp.	2,800	325,024
Waste Connections, Inc.	11,725	820,281

		9,279,301
Information Technology 23.63%
Accenture PLC, Class A	6,750	911,722
Adobe Systems, Inc. *	4,200	626,556
Apple, Inc.	23,200	3,575,584
Applied Materials, Inc.	19,800	1,031,382
Cisco Systems, Inc.	28,900	971,907
Cognizant Technology Solutions Corp., Class A	10,100	732,654
Corning, Inc.	18,200	544,544
Dell Technologies, Inc., Class V *	2,006	154,883
DXC Technology Co.	3,528	302,985
Hewlett Packard Enterprise Co.	14,300	210,353
HP, Inc.	23,800	475,048
Intel Corp.	26,400	1,005,312
International Business Machines Corp.	2,858	414,639
MasterCard, Inc., Class A	7,500	1,059,000
Micro Focus International PLC ADR *	1,964	62,644
Microsoft Corp.	34,450	2,566,180
NetApp, Inc.	5,600	245,056
NVIDIA Corp.	1,500	268,155
Oracle Corp.	24,800	1,199,080
Paychex, Inc.	8,850	530,646
QUALCOMM, Inc.	8,800	456,192
Seagate Technology PLC	6,750	223,898
Symantec Corp.	26,200	859,622
Texas Instruments, Inc.	16,525	1,481,301
Visa, Inc.	19,200	2,020,608

		21,929,951
Materials 1.94%
AdvanSix, Inc. *	248	9,858
CF Industries Holdings, Inc.	6,000	210,960
DowDuPont, Inc.	22,752	1,575,121

		1,795,939
Real Estate Investment Trusts 6.56%
Alexandria Real Estate Equities, Inc.	650	77,331
American Campus Communities, Inc.	10,750	474,613
American Tower Corp., Class A	4,350	594,558
Apple Hospitality REIT, Inc.	16,550	312,961
CoreCivic, Inc.	5,150	137,866
Crown Castle International Corp.	4,250	424,915
CyrusOne, Inc.	5,450	321,169
DiamondRock Hospitality Co.	10,000	109,500
Digital Realty Trust, Inc.	2,200	260,326

Education Realty Trust, Inc.	20,650	741,954
Essex Property Trust, Inc.	500	127,015
GEO Group, Inc. (The)	8,700	234,030
Gramercy Property Trust	9,166	277,272
Healthcare Realty Trust, Inc.	5,000	161,700
Healthcare Trust of America, Inc.	4,500	134,100
Invesco Mortgage Capital, Inc.	7,000	119,910
Pebblebrook Hotel Trust	3,900	140,946
Prologis, Inc.	7,000	444,220
QTS Realty Trust, Inc., Class A	1,000	52,360
Realty Income Corp.	2,000	114,380
Simon Property Group, Inc.	2,400	386,424
Sun Communities, Inc.	3,900	334,152
Welltower, Inc.	1,500	105,420

		6,087,122
Telecommunication Services 2.05%
AT&T, Inc.	26,850	1,051,714
Verizon Communications, Inc.	17,240	853,208

		1,904,922
Utilities 1.56%
AES Corp.	8,000	88,160
American Electric Power Co., Inc.	1,750	122,920
NextEra Energy, Inc.	4,900	718,095
WEC Energy Group, Inc.	8,200	514,796

		1,443,971

Total Common Stocks (Cost $53,094,240)		88,236,571

Preferred Stocks 4.37%

Energy 0.28%
Callon Petroleum Co., Series A, 10.00%	5,000	259,750

Financials 1.97%
AGNC Investment Corp., 7.75%	6,000	156,660
American Financial Group, Inc., 6.00%	5,300	141,828
AmTrust Financial Services, Inc., 7.50%	2,500	64,900
Ares Management LP, Series A, 7.00%	2,500	67,800
Bank of America Corp., Series EE, 6.00%	2,500	66,475
Bank of America Corp., Series W, 6.63%	2,000	54,380
BGC Partners, Inc., 8.13%	5,000	129,850
Capital One Financial Corp., Series D, 6.70%	2,000	54,340
Carlyle Group LP/The, Series A, 5.88%	3,000	76,740
Charles Schwab Corp. (The), Series C, 6.00%	2,000	54,280
Citigroup, Inc., Series L, 6.88%	3,000	80,850
Hancock Holding Co., 5.95%	2,500	64,100
Hercules Capital, Inc., 6.25%	2,000	50,840

JPMorgan Chase & Co., Series T, 6.70%	2,000	53,800
KKR & Co. LP, Series B, 6.50%	2,000	54,480
KKR Financial Holdings LLC, Series A, 7.38%	3,000	77,370
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	173,810
Oxford Lane Capital Corp, Series 2024, 6.75%	2,500	63,375
Prospect Capital Corp., 6.25%	4,000	103,920
Torchmark Corp., 6.13%	5,000	134,150
Wells Fargo & Co., Series W, 5.70%	4,000	104,000

		1,827,948
Health Care 0.02%
AdCare Health Systems, Inc., Series A, 10.88%	900	19,445

Information Technology 0.12%
eBay, Inc., 6.00%	4,000	108,120

Real Estate Investment Trusts 1.22%
Annaly Capital Management, Inc., Series F, 6.95%	2,000	51,460
Ashford Hospitality Trust, Inc., Series F, 7.38%	3,000	74,760
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	3,000	76,800
Digital Realty Trust, Inc., Series H, 7.38%	5,000	135,600
Digital Realty Trust, Inc., Series I, 6.35%	2,500	67,675
Federal Realty Investment Trust, Series C, 5.00%	2,000	49,200
Hersha Hospitality Trust, Series D, 6.50%	3,000	76,740
Hersha Hospitality Trust, Series E, 6.50%	5,000	126,850
LaSalle Hotel Properties, Series J, 6.30%	2,500	64,000
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,000	50,360
National Retail Properties, Inc., Series F, 5.20%	3,000	75,240
Public Storage, Series B, 5.40%	4,000	106,000
Public Storage, Series E, 4.90%	4,000	99,600
Sotherly Hotels, Inc., Series B, 8.00%	3,000	75,840

		1,130,125
Telecommunication Services 0.57%
Qwest Corp., 6.63%	2,500	63,625
Qwest Corp., 6.88%	2,000	52,080
Qwest Corp., 7.00%	2,500	67,375
Qwest Corp., 7.00%	5,000	126,750
Telephone & Data Systems, Inc., 7.00%	4,000	103,600
United States Cellular Corp., 7.25%	2,500	67,675
United States Cellular Corp., 7.25%	2,000	52,940

		534,045
Utilities 0.19%
DTE Energy Co., Series B, 5.38%	2,000	51,700
Entergy Mississippi, Inc., 4.90%	5,000	124,700

		176,400

Total Preferred Stocks (Cost $3,874,682)		4,055,833

Money Market 0.61%
Morgan Stanley Institutional Liquidity Government Portfolio, Class Institutional Class, 0.90% (b)	564,235	564,235

Total Money Market (Cost $564,235)		564,235

Total Investments – 100.07% (Cost $57,533,157)		92,856,639
Liabilities in Excess of Other Assets – (0.07)%		(67,182)

NET ASSETS – 100.00%		$92,789,457

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

Written Call Option Contracts at September 30, 2017

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Valero Energy Corp.	(10)	$(70,000)	$70	October 20, 2017	$(7,500)

At September 30, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$35,897,507
Gross unrealized depreciation	(583,961)

Net unrealized appreciation	$35,313,546

Aggregate cost of securities for income tax purposes	$57,535,593

See accompanying notes which are an integral part of these schedules of investments.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | September 30, 2017 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 99.40%

Alabama 0.10%
Cullman County Health Care Authority, Refunding Revenue Bonds, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$104,161

Alaska 0.68%
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	103,842
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	103,817
Northern Tobacco Securitization Corp., Refunding Revenue Bonds, Callable 10/19/17 @ 100, (OID), 5.00%, 06/01/32	500,000	495,865

		703,524
Arizona 0.80%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	105,115
City of Phoenix, AZ, General Obligation Unlimited, Callable 07/01/26 @ 100, 5.00%, 07/01/27	500,000	612,580
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	108,180

		825,875
California 3.57%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	296,912
California State Public Works Board, Revenue Bonds, Callable 11/01/26 @ 100, 5.00%, 11/01/29	600,000	722,760
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	103,780
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	269,135
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	53,274
Los Angeles Community College District, General Obligation Unlimited, Callable 08/01/26 @ 100, 4.00%, 08/01/38	500,000	535,300
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 05/15/26 @ 100, 4.00%, 05/15/37	145,000	152,888
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	280,097
State of California, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	220,000	227,159
State of California, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	280,000	289,489
State of California, General Obligation Unlimited, Callable 09/01/26 @ 100, 4.00%, 09/01/36	175,000	187,742
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	107,119

State of California, General Obligation Unlimited, Callable 08/01/25 @ 100, 5.00%, 08/01/29	250,000	299,082
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	150,457
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	21,426

		3,696,620
Colorado 0.59%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	108,013
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 11/03/17 @ 100, (OID), 6.00%, 12/01/33	500,000	501,095

		609,108
Connecticut 10.75%
City of New Haven, CT, General Obligation Unlimited, Callable 08/15/26 @ 100, 5.00%, 08/15/36	230,000	258,145
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/21 @ 100, (GO), 3.35%, 05/15/28	250,000	258,880
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	155,048
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, (GO), 4.63%, 11/15/41	215,000	227,414
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/20 @ 100, (GO), 4.88%, 11/15/46	100,000	105,262
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	243,345
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	250,690
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/25 @ 100, 3.25%, 11/15/36	250,000	244,065
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, 3.88%, 11/15/38	650,000	659,854
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	254,290
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	507,170
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	254,340
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	535,435
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	522,550
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	521,575
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/37	150,000	154,529
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	111,931
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	109,261

Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/26 @ 100, 5.00%, 07/01/34	250,000	286,745
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	134,858
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	107,806
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	95,000	97,868
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	5,000	5,137
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 07/01/21 @ 100, 5.00%, 07/01/32	440,000	481,875
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	103,358
State of Connecticut, General Obligation Unlimited, 5.00%, 06/15/24	250,000	291,007
State of Connecticut, General Obligation Unlimited, Callable 03/15/26 @ 100, 5.00%, 03/15/31	500,000	571,335
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	258,695
State of Connecticut, General Obligation Unlimited, Callable 11/15/25 @ 100, 5.00%, 11/15/26	250,000	292,645
State of Connecticut, General Obligation Unlimited, Callable 03/15/26 @ 100, 4.00%, 03/15/36	500,000	517,405
State of Connecticut, General Obligation Unlimited, Callable 04/15/27 @ 100, 5.00%, 04/15/32	500,000	573,000
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	414,644
State of Connecticut, General Obligation Unlimited, 5.00%, 11/01/20	100,000	110,329
State of Connecticut, General Obligation Unlimited, Callable 06/15/25 @ 100, 5.00%, 06/15/28	250,000	287,662
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	500,278
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	109,917
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	282,217
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 5.00%, 02/15/34	250,000	281,860
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 02/15/20 @ 100, (GO), 5.00%, 02/15/28	50,000	53,956

		11,136,381
District of Columbia 1.56%
District of Columbia, Hospital Improvements, Revenue Bonds, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	490,000	511,942
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	338,368
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	298,001
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 04/01/26 @ 100, 5.00%, 10/01/34	150,000	176,780
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 04/01/26 @ 100, 5.00%, 10/01/36	250,000	292,560

		1,617,651

Florida 7.26%
Central Florida Expressway Authority, Revenue Bonds, Callable 07/01/26 @ 100, 4.00%, 07/01/35	150,000	158,264
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, 4.75%, 06/01/20	150,000	163,244
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	136,283
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	114,684
City of Miami, FL Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	535,230
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/01/24 @ 100, 5.00%, 10/01/46	1,000,000	1,136,150
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	118,527
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	269,735
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	258,703
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	274,107
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	175,973
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	110,289
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	146,996
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	70,000	71,902
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	112,910
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	113,867
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	570,195
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	222,100
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 11/03/17 @ 100, 5.13%, 05/15/37	250,000	250,050
JEA Water & Sewer System Revenue, Revenue Bonds, Callable 11/03/17 @ 100, (OID), 3.88%, 10/01/37	250,000	250,108
Miami-Dade County Aviation Revenue, Revenue Bonds, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	35,000	39,223
Miami-Dade County Aviation Revenue, Revenue Bonds, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	115,000	127,796
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 04/01/31	260,000	328,497

North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	443,728
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	172,205
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	50,729
School Board of Miami-Dade County/The, Certificate of Participation, Callable 02/01/26 @ 100, 4.00%, 02/01/33	1,000,000	1,061,800
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	112,210

		7,525,505
Georgia 1.46%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	270,132
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	358,173
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	85,000	91,803
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	165,000	179,593
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	104,576
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	172,442
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	57,007
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	284,117

		1,517,843
Hawaii 0.04%
Hawai’i Pacific Health, Hospital Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	43,816

Illinois 1.41%
Illinois Finance Authority, Refunding Revenue Bonds, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	194,889
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	113,429
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	257,425
Illinois Finance Authority, Refunding Revenue Bonds, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	236,930
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	283,045
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	265,488
University of Illinois, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	110,579

		1,461,785

Indiana 2.76%
Indiana Finance Authority, Hospital Revenue, Revenue Bonds, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	20,000	21,262
Indiana Finance Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	283,879
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	268,917
Indiana Finance Authority, Hospital Revenue, Revenue Bonds, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	95,000	101,859
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,185,300

		2,861,217
Iowa 0.61%
Iowa Finance Authority, Revenue Bonds, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	323,976
State of Iowa, Revenue Bonds, Callable 06/01/26 @ 100, 5.00%, 06/01/27	250,000	303,820

		627,796
Kansas 0.26%
Kansas Development Finance Authority, Revenue Bonds, Callable 01/01/20 @ 100, 5.00%, 01/01/35	35,000	37,316
Kansas Development Finance Authority, Revenue Bonds, Callable 01/01/20 @ 100, 5.00%, 01/01/35	215,000	233,486

		270,802
Kentucky 0.34%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	325,000	356,401

Louisiana 0.86%
Louisiana Local Government Environmental Facilities & Community Development, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	509,600
Louisiana Local Government Environmental Facilities & Community Development, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	112,395
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	269,697

		891,692
Maine 1.10%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	506,185
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	266,010
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/24 @ 100, 3.75%, 11/15/44	100,000	100,121
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	101,856
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	101,093
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/26	50,000	60,273

		1,135,538
Maryland 1.62%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	254,860
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	475,936

Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	535,565
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	65,359
Montgomery County Housing Opportunities Commission, Revenue Bonds, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	345,000	350,558

		1,682,278
Massachusetts 2.31%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	40,000	41,804
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	95,000	99,584
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	130,000	139,927
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 4.25%, 07/01/18	150,000	152,411
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/01/26 @ 100, 3.75%, 12/01/37	250,000	252,505
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 06/01/26 @ 100, 3.15%, 12/01/26	120,000	125,894
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/01/26 @ 100, 3.55%, 12/01/37	250,000	251,258
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/01/26 @ 100, 3.25%, 12/01/32	250,000	251,573
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	103,673
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	103,792
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/01/25 @ 100, 3.25%, 12/01/36	575,000	564,903
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	185,670
Massachusetts School Building Authority, Revenue Bonds, Callable 08/15/25 @ 100, 5.00%, 08/15/26	100,000	122,387

		2,395,381
Michigan 3.22%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Callable 11/03/17 @ 100, 6.00%, 12/01/35	500,000	500,025
Michigan State Building Authority, Refunding Revenue Bonds, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	113,764
Michigan State Building Authority, Refunding Revenue Bonds, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	849,712
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Callable 04/01/22 @ 100, (GO), 4.50%, 10/01/36	710,000	746,984
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	256,630
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Callable 10/19/17 @ 100, (OID), 6.00%, 06/01/48	595,000	595,000
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	273,842

		3,335,957

Mississippi 0.26%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	267,795

Missouri 0.93%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	288,233
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	100,832
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/45	500,000	507,415
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Callable 09/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	65,000	67,563

		964,043
Nebraska 0.27%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	285,070

Nevada 0.82%
City of Reno, NV, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	45,000	46,342
City of Reno, NV, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	5,000	5,124
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Callable 04/01/20 @ 100, (Ginnie Mae), 4.40%, 04/01/27	30,000	31,057
Nevada System of Higher Education, Certificate of Participation, Callable 07/01/26 @ 100, 4.00%, 07/01/27	700,000	769,286

		851,809
New Hampshire 0.11%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	109,714

New Jersey 9.21%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 04/01/25 @ 100, 4.00%, 04/01/26	125,000	138,915
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	267,780
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	185,880
New Jersey Economic Development Authority, Revenue Bonds, Callable 03/01/22 @ 100, 5.00%, 03/01/25	1,000,000	1,081,170
New Jersey Economic Development Authority, Refunding Revenue Bonds, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	920,000	984,768
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	300,000	319,410
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	286,865

New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	103,202
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	15,000	15,284
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	260,000	267,553
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	583,989
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	235,204
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	68,408
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	105,877
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 5.25%, 12/01/28	145,000	153,616
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 04/01/19 @ 100, 5.00%, 10/01/34	65,000	66,925
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/01/25 @ 100, 3.50%, 11/01/36	500,000	486,725
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/01/25 @ 100, 3.90%, 11/01/50	175,000	174,512
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 06/15/21	150,000	164,898
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	150,000	165,234
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	235,371
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,000,000	1,045,890
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	226,926
New Jersey Turnpike Authority, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	572,170
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	840,922
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 06/01/25 @ 100, 4.00%, 06/01/34	250,000	257,480
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	253,450
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	254,353

		9,542,777
New Mexico 1.55%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	477,819
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	241,088
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	511,890
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	115,000	117,299
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	180,000	182,124
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	78,176

		1,608,396

New York 24.79%
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Callable 02/15/21 @ 100, 5.75%, 02/15/47	100,000	113,688
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Callable 02/15/21 @ 100, 5.75%, 02/15/47	150,000	172,719
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	221,884
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	138,569
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	265,720
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	108,458
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	271,665
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	281,390
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	281,920
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/28	250,000	313,920
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	114,374
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/23 @ 100, 5.00%, 11/15/43	500,000	560,655
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	59,565
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/25 @ 100, 5.00%, 11/15/45	500,000	569,085
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/27 @ 100, 5.00%, 11/15/37	250,000	295,977
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/27 @ 100, 5.00%, 11/15/35	250,000	298,400
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Callable 05/15/25 @ 100, 5.00%, 11/15/28	250,000	296,907
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	557,200
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	574,720
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.25%, 11/15/28	500,000	608,215
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (INS), 5.75%, 08/15/35	250,000	285,637
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, 5.00%, 05/01/20	150,000	163,983
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	269,332

New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	267,030
New York City Housing Development Corp., Revenue Bonds, Callable 11/01/25 @ 100, 3.60%, 11/01/31	250,000	259,958
New York City Housing Development Corp., Revenue Bonds, Callable 05/01/25 @ 100, 3.10%, 11/01/32	250,000	248,505
New York City Housing Development Corp., Revenue Bonds, Callable 02/01/26 @ 100, 3.50%, 11/01/32	150,000	152,768
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	533,720
New York City Housing Development Corp., Refunding Revenue Bonds, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	262,413
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	104,855
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	266,430
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	105,056
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	262,605
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 11/03/17 @ 100, (FGIC), 5.00%, 03/01/31	145,000	146,019
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	690,319
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 11/03/17 @ 100, (NATL-RE), 5.00%, 03/01/36	115,000	116,677
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 11/03/17 @ 100, (FGIC), 5.00%, 03/01/46	1,500,000	1,511,760
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 11/03/17 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	100,087
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	263,710
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/35	500,000	577,345
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/27	250,000	299,652
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Callable 07/15/27 @ 100, (State Aid Withholding), 4.00%, 07/15/36	250,000	269,950
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Callable 01/15/26 @ 100, 5.00%, 07/15/31	750,000	890,092
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	551,325
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/34	1,000,000	1,175,930
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/27	25,000	30,328
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 08/01/26 @ 100, 4.00%, 08/01/35	100,000	107,782
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/24	100,000	120,971

New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/23	100,000	119,029
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/21	100,000	114,093
New York City Water & Sewer System, Revenue Bonds, Callable 06/15/22 @ 100, 5.00%, 06/15/45	700,000	784,049
New York City Water & Sewer System, Refunding Revenue Bonds, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	280,170
New York City Water & Sewer System, Revenue Bonds, Callable 06/15/27 @ 100, 5.00%, 06/15/32	100,000	121,076
New York City Water & Sewer System, Revenue Bonds, Callable 12/15/22 @ 100, 5.00%, 06/15/47	325,000	367,084
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	273,885
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	45,021
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	113,583
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	214,442
New York State Dormitory Authority, School Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	176,238
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	535,210
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	110,031
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	191,463
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/37	385,000	440,991
New York State Dormitory Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	283,094
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	773,910
New York State Environmental Facilities Corp., Revenue Bonds, Callable 06/15/26 @ 100, 4.00%, 06/15/36	250,000	268,812
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	154,892
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	211,519
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	258,070
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	104,693
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	525,935
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	209,936
New York State Thruway Authority, Revenue Bonds, Callable 01/01/26 @ 100, 4.00%, 01/01/37	100,000	104,865
New York State Urban Development Corp., Public Improvements, Revenue Bonds, 5.00%, 03/15/20	100,000	109,478
Port Authority of New York and New Jersey, Revenue Bonds, Callable 11/15/27 @ 100, 5.00%, 11/15/37	250,000	298,157

Port Authority of New York and New Jersey, Revenue Bonds, Callable 11/15/27 @ 100, 5.00%, 11/15/30	250,000	308,830
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,037,970
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	50,987
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.00%, 11/15/27	100,000	122,204
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.00%, 11/15/35	250,000	297,672
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.00%, 11/15/40	310,000	362,387
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/21	50,000	57,479
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/23	100,000	119,670

		25,686,195
North Carolina 0.77%
Charlotte-Mecklenburg Hospital Authority/The, Refunding Revenue Bonds, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	104,851
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	260,790
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	211,716
University of North Carolina at Charlotte/The, Revenue Bonds, Callable 10/01/27 @ 100, 4.00%, 10/01/37	100,000	106,342
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 04/01/25 @ 100, 5.00%, 04/01/40	100,000	112,193

		795,892
North Dakota 0.10%
City of Bismarck, ND Sanitary Sewer Revenue, Revenue Bonds, Callable 05/01/25 @ 100, 3.00%, 05/01/29	100,000	103,082

Ohio 0.73%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Callable 10/19/17 @ 100, 6.50%, 06/01/47	80,000	80,086
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Callable 10/19/17 @ 100, (OID), 6.00%, 06/01/42	420,000	406,329
Ohio Higher Educational Facility Commission, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	165,000	177,966
Ohio Higher Educational Facility Commission, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	85,000	93,766

		758,147
Oklahoma 0.25%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	256,053

Oregon 0.35%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	109,576
Oregon Health & Science University, Refunding Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	39,661
Oregon State Facilities Authority, Refunding Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	208,900

		358,137

Pennsylvania 6.28%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	570,075
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	150,474
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (INS), 5.38%, 08/01/38	500,000	559,045
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	276,319
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	105,586
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	100,637
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	106,680
Pennsylvania State University, Revenue Bonds, Callable 09/01/26 @ 100, 5.00%, 09/01/34	190,000	225,560
Pennsylvania State University, Revenue Bonds, Callable 09/01/26 @ 100, 5.00%, 09/01/35	125,000	147,850
Pennsylvania State University, Revenue Bonds, Callable 09/01/26 @ 100, 5.00%, 09/01/36	100,000	117,846
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,227,300
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 07/15/28	150,000	188,127
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/01/25 @ 100, 5.00%, 12/01/45	500,000	552,075
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	546,735
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	108,107
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	269,805
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/43	250,000	259,885

		6,512,106
Puerto Rico 0.99%
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	107,541
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	210,406
Commonwealth of Puerto Rico, General Obligation Unlimited, (NATL-RE), 5.50%, 07/01/19	500,000	525,340
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 07/01/22	250,000	185,313

		1,028,600

Rhode Island 1.36%
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 04/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.45%, 04/01/35	235,000	238,189
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	80,000	82,633
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	522,630
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	532,610
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	38,166

		1,414,228
South Carolina 0.05%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	52,389

South Dakota 0.38%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/01/25 @ 100, 3.13%, 11/01/36	150,000	144,755
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/01/25 @ 100, 2.45%, 05/01/27	250,000	248,410

		393,165
Tennessee 0.42%
City of Memphis, TN, General Obligation Unlimited, Callable 04/01/24 @ 100, 5.00%, 04/01/44	100,000	113,171
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	218,238
Tennessee Housing Development Agency, Revenue Bonds, Callable 01/01/27 @ 100, 3.40%, 07/01/37	100,000	99,143

		430,552
Texas 4.49%
City of Houston, TX, Refunding Revenue Bonds, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	565,465
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 08/01/26 @ 100, 5.00%, 02/01/32	250,000	299,227
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, Callable 08/15/24 @ 100, 4.00%, 08/15/44	500,000	515,435
Comal Independent School District, School Improvements, General Obligation Unltd, Callable 02/01/26 @ 100, 4.00%, 02/01/34	250,000	270,207
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	253,530
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 05/15/26 @ 100, 4.00%, 11/15/30	1,130,000	1,201,958
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	120,000	129,084
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	186,599
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	113,345
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	261,065

Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	106,940
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, (OID), 4.50%, 09/01/19	100,000	106,059
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	108,193
Texas A&M University, Refunding Revenue Bonds, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	110,031
Texas Public Finance Authority, Revenue Bonds, Callable 12/01/26 @ 100, 4.00%, 12/01/31	200,000	215,744
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 02/15/27 @ 100, 4.00%, 02/15/29	190,000	211,481

		4,654,363
Utah 0.34%
University of Utah/The, University & College Improvements, Revenue Bonds, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	297,877
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 01/01/21 @ 100, 5.25%, 01/01/25	20,000	20,710
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 01/01/21 @ 100, 5.75%, 01/01/33	30,000	31,214

		349,801
Vermont 0.24%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	247,712

Virgin Islands 0.07%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	72,500

Virginia 0.48%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Callable 04/01/20 @ 100, 4.50%, 10/01/45	215,000	221,910
Virginia Resources Authority, Revenue Bonds, Callable 11/01/25 @ 100, 4.00%, 11/01/33	250,000	270,985

		492,895
Washington 1.84%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,098,460
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	265,028
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	544,510

		1,907,998
West Virginia 0.46%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	211,934
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 09/01/19	250,000	266,420

		478,354

Wisconsin 0.08%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, (OID), 5.63%, 11/01/35	80,000	84,639
Wyoming 0.48%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 06/01/24 @ 100, 3.70%, 06/01/39	490,000	496,051

Total Municipal Bonds (Cost $98,498,103)	103,001,794

Total Investments – 99.40% (Cost $98,498,103)	103,001,794
Other Assets in Excess of Liabilities – 0.60%	626,319

NET ASSETS – 100.00%	$103,628,113

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SONYMA – State of New York Mortgage Agency

At September 30, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$4,953,841
Gross unrealized depreciation	(452,426)

Net unrealized appreciation	$4,501,415

Aggregate cost of securities for income tax purposes	$98,500,379

See accompanying notes which are an integral part of these schedules of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2017 (Unaudited)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.11%

CHL Mortgage Pass-Through Trust 2005-21, A27, 5.50%, 10/25/35	$45,132	$43,440
CHL Mortgage Pass-Through Trust 2005-21, A7, 5.50%, 10/25/35	48,791	46,961
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	148,842	149,170

Total Collateralized Mortgage Obligations (Cost $167,207)		239,571

Municipal Bonds 74.80%

Alabama 2.72%
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	4,444,800
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	781,895
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	547,000

		5,773,695
Arizona 1.40%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 09/01/27	225,000	260,026
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,493,829
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,205,826

		2,959,681
California 7.63%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	560,074
Bay Area Toll Authority, Build America Revenue Bonds, 6.91%, 10/01/50	1,000,000	1,530,080
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, 6.92%, 04/01/40	250,000	356,442
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 06/15/30	450,000	574,627
City of Tulare, CA, Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,143,520
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, 6.01%, 08/01/26	1,000,000	1,152,410
County of San Bernardino, CA, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	205,894
Los Angeles Department of Water & Power Power System Revenue, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	580,230
Napa Valley Unified School District, School Improvements, General Obligation Unlimited, 6.51%, 08/01/43	500,000	675,170
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, (OID), 8.50%, 09/01/20	500,000	541,675
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,669,700

Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	592,485
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,188,620
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	623,855
State of California, Recreational Facility, Water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (OID), 6.88%, 11/01/26	1,000,000	1,296,860
University of California, Revenue Bonds, 4.13%, 05/15/45	1,000,000	1,037,090
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 05/15/27	250,000	261,073
University of California, Revenue Bonds, Callable 05/15/30 @ 100, 6.30%, 05/15/50	510,000	620,114
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 08/01/30	1,250,000	1,568,975

		16,178,894
Colorado 0.97%

Adams State University, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	264,005
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	265,220
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,260,430
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	269,910

		2,059,565
Connecticut 1.22%

City of Bridgeport, CT, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,105,350
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	550,025
State of Connecticut, General Obligation Unlimited, 5.85%, 03/15/32	780,000	940,742

		2,596,117
District of Columbia 0.25%

Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	536,240

Florida 4.57%

City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	106,613
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	213,724
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 06/01/26	1,250,000	1,464,887
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	312,654
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	272,163
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	448,988

City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/01/40	300,000	349,407
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,359,180
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	543,700
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/01/29	250,000	314,725
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	784,717
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 07/01/32	500,000	573,085
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	184,117
Florida Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	500,000	542,575
Florida Governmental Utility Authority, Build America Revenue Bonds, Callable 10/01/20 @ 100, 6.55%, 10/01/40	500,000	555,165
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	285,513
Osceola County School Board, School Improvements, Certificate of Participation, 6.66%, 04/01/27	1,000,000	1,185,950
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	189,920

		9,687,083
Georgia 2.76%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 01/01/26 @ 100, 4.50%, 01/01/47	600,000	637,266
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 04/01/57	2,500,000	3,094,075
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 02/01/24 @ 100, 3.84%, 02/01/32	2,000,000	2,109,080

		5,840,421
Hawaii 0.74%
State of Hawaii, General Obligation Unlimited, Callable 10/01/25 @ 100, 4.05%, 10/01/32	1,495,000	1,571,978

Idaho 0.44%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	931,788

Illinois 3.15%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	160,659
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	533,760
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	324,825
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	893,584

Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,041,280
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	630,027
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	277,133
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,784,775
Village of Rosemont, IL, Public Improvements, General Obligation Unlimited, (AGM) (OID), 6.13%, 12/01/30	500,000	575,410
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	462,244

		6,683,697
Indiana 1.39%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, 3.95%, 07/05/29	1,000,000	1,016,500
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, (OID), 3.75%, 07/05/28	1,000,000	1,014,470
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	915,264

		2,946,234
Kansas 0.71%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	414,987
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 04/15/37	1,000,000	1,089,350

		1,504,337
Kentucky 1.32%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	266,028
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, 5.37%, 11/01/25	400,000	446,052
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, 5.00%, 12/01/30	1,000,000	1,042,590
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, 5.00%, 12/01/30	1,000,000	1,039,080

		2,793,750
Louisiana 1.52%
City of New Orleans, LA, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	529,180
East Baton Rouge Sewerage Commission, Refunding Revenue Bonds, Callable 02/01/25 @ 100, 3.95%, 02/01/30	1,000,000	1,055,950
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,631,969

		3,217,099
Massachusetts 0.63%

City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	205,000	236,219
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	919,650
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	176,451

		1,332,320

Michigan 2.69%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	522,730
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	226,712
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.13%, 11/01/30	250,000	264,580
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	257,993
Michigan Finance Authority, Revenue Bonds, Callable 09/01/25 @ 100, 3.90%, 09/01/30	250,000	254,505
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 05/01/21 @ 100, 6.20%, 05/01/22	410,000	438,048
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	539,080
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 06/01/34	2,545,000	2,520,263
Milan Area Schools, School Improvements, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	512,247
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	161,522
St Johns Public Schools, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.65%, 05/01/40	5,000	5,240

		5,702,920
Mississippi 0.88%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 01/01/35	650,000	832,825
State of Mississippi, Refunding Bonds, General Obligation Unlimited, 3.43%, 10/01/29	1,000,000	1,024,880

		1,857,705
Missouri 2.73%
City of Kansas City, MO, Revenue Bonds, 7.83%, 04/01/40	2,500,000	3,182,425
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	265,970
City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	291,954
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,406,130
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	641,031

		5,787,510
Nebraska 0.66%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	230,402
Omaha Public Power District, Build America Revenue Bonds, 5.43%, 02/01/41	1,000,000	1,171,950

		1,402,352
Nevada 2.86%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate of Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,223,200

County of Clark, NV, Transit Improvements, Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,134,040
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	342,887
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	2,131,570
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,004,374
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	226,912

		6,062,983
New Jersey 2.92%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 02/15/29	750,000	935,962
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	516,150
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	534,020
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,097,050
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, Callable 11/01/24 @ 100, 4.27%, 11/01/30	390,000	402,960
New Jersey Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	365,180
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	539,935
Township of Brick, NJ, General Obligation Unlimited, Callable 09/01/23 @ 100, 3.75%, 09/01/28	1,780,000	1,789,719

		6,180,976
New York 8.84%
City of New York NY, General Obligation Unlimited, Callable 02/01/25 @ 100, 3.60%, 08/01/28	500,000	518,505
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/01/31	100,000	117,220
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 03/01/27	145,000	177,493
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/01/24	500,000	580,660
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	238,487
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,053,981
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/39	700,000	889,224
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	156,078
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,394,620
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	2,087,445
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/30	395,000	506,852
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,653,425

New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	723,010
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	688,475
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 05/01/36	815,000	1,014,960
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	221,292
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	534,480
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/26 @ 100, 3.88%, 07/01/46	1,000,000	1,013,100
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	1,000,000	1,076,250
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/15/24 @ 100, 3.92%, 10/15/28	2,115,000	2,218,381
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/62	450,000	504,099
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.55%, 11/15/40	150,000	188,553
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	191,855

		18,748,445
North Carolina 0.12%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	251,622

Ohio 3.95%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	430,000	657,380
American Municipal Power, Inc., Revenue Bonds, 6.27%, 02/15/50	1,350,000	1,777,545
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	531,240
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,943,460
Cincinnati City School District, Refunding Bonds, Certificate of Participation, Callable 12/15/24 @ 100, (OID), 4.00%, 12/15/32	200,000	203,270
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,287,760
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	619,020
Madison Local School District/Lake County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	262,458
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	110,000	119,442
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, Callable 06/01/25 @ 100, 3.50%, 12/01/29	500,000	491,025
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	206,006
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	273,080

		8,371,686

Oklahoma 0.25%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	538,030

Oregon 0.13%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	272,708

Pennsylvania 1.90%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/01/37	520,000	677,336
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 5.85%, 12/01/37	335,000	416,790
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 04/15/28	630,000	756,775
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	499,990
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, (AGM), 6.61%, 09/01/24	300,000	341,868
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,171,330
Township of Bristol, PA, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	158,019

		4,022,108
Rhode Island 0.05%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	102,959

South Carolina 0.13%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	274,648

South Dakota 0.20%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	434,708

Tennessee 2.49%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,570,815
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,680,020
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.29%, 07/01/27	500,000	514,525
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.39%, 07/01/28	500,000	514,710

		5,280,070

Texas 6.24%
Austin Community College District, University & College Improvements, Revenue Bonds, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,028,793
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	808,282
City of Laredo, TX Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	509,390
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	277,648
County of Bexar, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	537,595
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,988,250
Dallas County Hospital District, General Obligation Limited, 5.62%, 08/15/44	520,000	641,160
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	264,730
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,278,160
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 4.20%, 02/15/34	1,000,000	1,001,970
Midland County Hospital District, Health, Hospital, & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 05/15/39	260,000	317,047
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,274,840
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	976,470
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	807,187
Texas A&M University, Revenue Bonds, Callable 05/15/26 @ 100, 4.11%, 05/15/45	500,000	511,740

		13,223,262
Utah 0.25%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	524,095

Virgin Islands 0.92%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,056,730
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	899,447

		1,956,177
Virginia 2.64%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Callable 10/19/17 @ 100, (OID), 6.71%, 06/01/46	6,085,000	5,586,638

Washington 1.08%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	299,770
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 09/01/30	250,000	282,950
Cowlitz County Public Utility District No. 1, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	652,875

Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	705,000	752,517
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	298,617

		2,286,729
West Virginia 0.98%
Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Callable 06/01/25 @ 100, 7.47%, 06/01/47	2,125,000	2,079,631

Wisconsin 0.47%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,000,000

Total Municipal Bonds (Cost $145,220,457)		158,560,861

Common Stocks 6.80%

Energy 4.56%
Andeavor Logistics LP	6,405	320,634
Buckeye Partners LP	10,590	603,630
Cone Midstream Partners LP	8,500	134,640
Enbridge Energy Partners LP	22,519	359,854
Energy Transfer Partners LP	50,446	922,657
EnLink Midstream Partners LP	33,865	567,577
Enterprise Products Partners LP	42,400	1,105,368
Global Partners LP	7,215	125,541
Magellan Midstream Partners LP	11,700	831,402
MPLX LP	32,000	1,120,320
Plains All American Pipeline LP	3,200	67,808
Spectra Energy Partners LP	26,500	1,176,070
Targa Resources Corp.	12,739	602,555
TC PipeLines LP	10,695	559,562
USA Compression Partners LP	12,796	213,949
Western Gas Partners LP	18,750	961,500

		9,673,067
Financials 0.11%
Blackstone Group LP/The	7,100	236,927

Real Estate Investment Trusts 1.56%
Apple Hospitality REIT, Inc.	32,539	615,312
Blackstone Mortgage Trust, Inc.	11,565	358,746
City Office REIT, Inc.	20,000	275,400
DiamondRock Hospitality Co.	25,953	284,185
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,792	1,286,541
Pebblebrook Hotel Trust	8,806	318,249
Spirit Realty Capital, Inc.	20,000	171,400

		3,309,833

Telecommunication Services 0.57%
AT&T, Inc.	18,000	705,060
Verizon Communications, Inc.	10,000	494,900

		1,199,960
Total Common Stocks (Cost $14,513,833)		14,419,787

Corporate Bonds 8.51%

Bank of New York Mellon Corp./The, 4.63%, 12/29/49	500,000	511,350
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	217,750
DDR Corp., 7.50%, 07/15/18	500,000	520,046
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,075,697
Dow Chemical Co./The, 3.05%, 02/15/22	1,000,000	981,960
Duke Realty LP, 4.38%, 06/15/22	250,000	267,398
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	104,098
Exelon Generation Co. LLC, 5.60%, 06/15/42 (a)	400,000	368,192
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	381,222
General Electric Co., 5.00%, 12/29/49	1,765,000	1,869,047
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	638,859
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,784,294
Hospitality Properties Trust, 4.50%, 03/15/25	500,000	514,611
Kilroy Realty LP, 4.80%, 07/15/18	100,000	101,724
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	283,391
MetLife, Inc., 9.25%, 04/08/38 (a)	1,500,000	2,231,250
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,675,000
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	383,253
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	687,500
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	1,022,538
Qwest Corp., 7.13%, 11/15/43	1,000,000	993,258
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,114,621
Valero Energy Corp., 8.75%, 06/15/30	224,000	310,739

Total Corporate Bonds (Cost $16,678,754)		18,037,798

Preferred Stocks 8.67%

Financials 2.10%
Aegon NV, 8.00%	12,900	338,883
Aflac, Inc., 5.50%	8,850	223,905
American Financial Group, Inc., 6.00%	8,700	232,812
Arch Capital Group Ltd., 5.25%	20,000	494,000
Bank of New York Mellon Corp./The, 5.20%	8,700	220,197
First Republic Bank, 5.70%	9,000	236,250
Hancock Holding Co., 5.95%	3,700	94,868
JPMorgan Chase & Co., 6.30%	8,750	233,800
JPMorgan Chase & Co., 5.45%	4,480	114,240
KKR & Co. LP, 6.50%	10,000	272,400
KKR Financial Holdings LLC, 7.38%	9,600	247,584

PNC Financial Services Group, Inc./The, 5.38%	4,250	109,395
State Street Corp., 5.35%	1,000	27,220
State Street Corp., 5.25%	8,050	202,458
Torchmark Corp., 6.13%	10,000	268,300
U.S. Bancorp, 6.50%	7,300	212,795
Wells Fargo & Co., 5.70%	20,000	520,000
Wells Fargo & Co., 5.20%	15,850	396,408

		4,445,515
Industrials 0.32%

Pitney Bowes, Inc., 6.70%	5,700	145,578
Stanley Black & Decker, Inc., 5.75%	20,687	526,277

		671,855
Real Estate Investment Trusts 4.21%

DDR Corp., 6.50%	9,184	230,151
Digital Realty Trust, Inc., 6.35%	25,450	688,931
Equity Commonwealth, 5.75%	10,000	252,700
Federal Realty Investment Trust, 5.00%	7,500	184,500
Kimco Realty Corp., 6.00%	14,214	360,325
Kimco Realty Corp., 5.50%	39,809	1,009,556
Kimco Realty Corp., 5.63%	24,367	619,409
National Retail Properties, Inc., 5.20%	25,000	627,000
PS Business Parks, Inc., 5.70%	6,498	167,129
PS Business Parks, Inc., 6.00%	40,522	1,019,534
PS Business Parks, Inc., 5.25%	10,000	252,600
PS Business Parks, Inc., 5.20%	10,000	252,900
Public Storage, 5.13%	10,000	256,500
Public Storage, 5.88%	7,076	189,354
Public Storage, 4.90%	20,000	498,000
Public Storage, 4.95%	20,000	503,800
Senior Housing Properties Trust, 5.63%	26,660	676,897
Taubman Centers, Inc., 6.25%	13,046	327,063
Taubman Centers, Inc., 6.50%	9,416	236,907
Ventas Capital Corp., 5.45%	10,000	254,600
Vornado Realty Trust, 5.40%	12,298	312,369

		8,920,225
Utilities 2.04%

Dominion Resources, Inc., 5.25%	20,000	515,800
DTE Energy Co., 5.38%	10,000	258,500
DTE Energy Co., 6.00%	20,000	547,400
Duke Energy Corp., 5.13%	9,030	230,084
Entergy Arkansas, Inc., 4.88%	20,000	500,200
Entergy Louisiana LLC, 4.88%	10,000	248,700
Entergy Mississippi, Inc., 4.90%	30,000	748,200
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	168,840
NextEra Energy Capital Holdings, Inc., 5.63%	8,775	220,516
NextEra Energy Capital Holdings, Inc., 5.25%	15,000	383,100
Southern Co., 5.25%	20,000	510,200

		4,331,540

Total Preferred Stocks (Cost $17,967,063)		18,369,135

Total Investments – 98.89% (Cost $194,547,314)		209,627,152
Other Assets in Excess of Liabilities – 1.11%		2,352,179

NET ASSETS – 100.00%		$211,979,331

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGM — Assured Guaranty Municipal Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

At September 30, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$18,166,997
Gross unrealized depreciation	(3,085,407)

Net unrealized appreciation	$15,081,590

Aggregate cost of securities for income tax purposes	$194,545,562

See accompanying notes which are an integral part of these schedules of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS | September 30, 2017 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 39.58%

Alabama 1.96%
Health Care Authority for Baptist Health/The, Health, Hospital, Nursing Home Improvements, Refunding Revenue Bonds, 5.50%, 11/15/43	$1,000,000	$1,111,200

Arizona 2.10%
City of Glendale, AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 07/01/31	500,000	493,105
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 07/01/34	620,000	692,385

		1,185,490
California 3.27%
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 07/01/40	800,000	1,089,088
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, 7.63%, 08/01/44	505,000	758,682

		1,847,770
Florida 2.50%
Miami-Dade County, FL, Educational Facilities Authority, University of Miami, Revenue Bonds, 5.07%, 04/01/50	390,000	429,133
Pasco County School Board, School Improvements, Certificate of Participation, Callable 12/01/24 @ 100, 5.00%, 12/01/37	1,000,000	988,120

		1,417,253
Georgia 2.19%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, 7.06%, 04/01/57	1,000,000	1,237,630

Kansas 1.93%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 04/15/37	1,000,000	1,089,350

Louisiana 0.91%
City of New Orleans, LA, Public & Recreational Facilities Improvements, General Obligation Unlimited, Series A, Callable 12/01/24 @ 100, (AGM) (OID), 4.00%, 12/01/31	500,000	513,955

Michigan 1.87%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.42%, 11/01/35	1,000,000	1,056,630

Minnesota 0.46%
St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds, 4.19%, 07/01/27	250,000	259,968

Nebraska 2.96%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 01/01/41	1,315,000	1,672,575

Nevada 0.24%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	134,061

New Jersey 1.36%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, Callable 11/01/24 @ 100, 4.47%, 11/01/37	750,000	769,102

New York 2.95%
Metropolitan Transportation Authority, Revenue Bonds, 6.65%, 11/15/39	225,000	306,448
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 07/15/30	300,000	335,691
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/26 @ 100, 3.88%, 07/01/46	750,000	759,825
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	250,000	269,063

		1,671,027
Ohio 5.86%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 02/15/50	1,000,000	1,654,090
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	1,000,000	1,528,790
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 02/15/47	100,000	129,341

		3,312,221
Oregon 1.79%
Washington & Multnomah Counties School District No. 48J Beaverton, Pension Funding, General Obligation Limited, Callable 06/30/25 @ 100, 4.06%, 06/30/34	1,000,000	1,012,930

Pennsylvania 1.94%
City of Reading, PA, General Obligation Unlimited, Callable 11/01/24 @ 100, (AGM) (OID), 5.30%, 11/01/33	1,000,000	1,096,520

Tennessee 1.37%
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 07/01/29	100,000	103,458
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 07/01/43	500,000	670,005

		773,463
Texas 1.69%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	750,000	958,620

Wisconsin 2.23%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, Callable 11/01/24 @ 100, (OID), 5.00%, 11/01/44	1,250,000	1,261,787

Total Municipal Bonds (Cost $20,791,680)		22,381,552

Preferred Stocks 20.05%

Financials 8.89%
Aegon NV, 8.00%	2,000	52,540
Aegon NV, 6.38%	10,000	258,900
Arch Capital Group Ltd., 5.25%	10,000	247,000
BGC Partners, Inc., 8.13%	11,550	299,953
Capital One Financial Corp., 6.70%	10,000	271,700
Citigroup, Inc., 6.88%	12,000	347,880
Citigroup, Inc., 6.30%	10,000	271,800
First Republic Bank, 5.70%	10,000	262,500
Hancock Holding Co., 5.95%	10,200	261,528
JPMorgan Chase & Co., 6.10%	10,000	269,600
JPMorgan Chase & Co., 6.70%	10,000	269,000
JPMorgan Chase & Co., 6.30%	15,750	420,840
KKR Financial Holdings LLC, 7.38%	9,600	247,584
Northern Trust Corp., 5.85%	6,000	156,180
Torchmark Corp., 6.13%	10,000	268,300
Wells Fargo & Co., 5.70%	20,000	520,000
Zions Bancorp, 6.95%	20,000	602,700

		5,028,005
Industrials 0.54%
Pitney Bowes, Inc., 6.70%	12,000	306,480

Information Technology 0.48%
eBay, Inc., 6.00%	10,000	270,300

Real Estate Investment Trusts 5.83%
CBL & Associates Properties, Inc., 6.63%	2,640	64,865
CBL & Associates Properties, Inc., 7.38%	4,800	117,312
DDR Corp., 6.50%	11,500	288,190
Digital Realty Trust, Inc., 7.38%	13,848	375,558
Digital Realty Trust, Inc., 6.35%	14,050	380,333
Equity Commonwealth, 5.75%	10,000	252,700
Equity Commonwealth, 6.50%	6,000	159,780
Gramercy Property Trust, 7.13%	3,000	79,590
National Retail Properties, Inc., 5.20%	6,000	150,480
PS Business Parks, Inc., 5.20%	4,000	101,160
Public Storage, 5.40%	10,000	265,000
SL Green Realty Corp., 6.50%	8,100	204,930
Taubman Centers, Inc., 6.25%	3,211	80,500
Taubman Centers, Inc., 6.50%	16,436	413,530
Urstadt Biddle Properties, Inc., 6.75%	4,000	105,260
Urstadt Biddle Properties, Inc., 7.13%	10,000	253,700

		3,292,888
Telecommunication Services 0.95%
Qwest Corp., 6.88%	12,000	312,480
United States Cellular Corp., 7.25%	8,500	224,995

		537,475

Utilities 3.36%
Dominion Resources, Inc., 5.25%	10,000	257,900
Duke Energy Corp., 5.13%	10,000	254,800
Entergy Arkansas, Inc., 4.88%	10,000	250,100
Entergy Mississippi, Inc., 4.90%	10,000	249,400
NextEra Energy Capital Holdings, Inc., 5.63%	10,000	251,300
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	255,400
SCE Trust II, 5.10%	5,000	125,600
Southern Co., 5.25%	10,000	255,100

		1,899,600

Total Preferred Stocks (Cost $10,846,279)		11,334,748

Common Stocks 34.48%

Consumer Staples 2.50%
Altria Group, Inc.	6,190	392,570
British American Tobacco PLC	4,235	264,476
Philip Morris International, Inc.	6,830	758,198

		1,415,244
Energy 9.91%
Andeavor Logistics LP	5,332	266,920
Buckeye Partners LP	4,705	268,185
Cheniere Energy Partners LP	11,400	328,548
Cone Midstream Partners LP	19,400	307,296
Enbridge, Inc.	4,723	197,610
Energy Transfer Partners LP	22,904	418,914
EnLink Midstream Partners LP	18,140	304,026
Enterprise Products Partners LP	29,080	758,116
Holly Energy Partners LP	3,300	110,220
Magellan Midstream Partners LP	3,825	271,804
MPLX LP	17,250	603,922
SemGroup Corp.	3,800	109,250
Spectra Energy Partners LP	5,305	235,436
Summit Midstream Partners LP	10,200	204,000
Targa Resources Corp.	7,750	366,575
TC PipeLines LP	5,720	299,270
USA Compression Partners LP	16,966	283,672
Valero Energy Corp.	1,500	115,395
Western Gas Partners LP	3,000	153,840

		5,602,999
Financials 1.92%

BGC Partners, Inc.	32,644	472,359
Blackstone Group LP/The	13,505	450,662
Wells Fargo & Co.	2,900	159,935

		1,082,956
Real Estate Investment Trusts 15.43%
Apple Hospitality REIT, Inc.	33,050	624,975
Ashford Hospitality Trust, Inc.	65,300	435,551
Blackstone Mortgage Trust, Inc.	24,862	771,219

Chesapeake Lodging Trust	19,700	531,309
City Office REIT, Inc.	56,470	777,592
Digital Realty Trust, Inc.	4,310	510,002
Education Realty Trust, Inc.	3,800	136,534
Gramercy Property Trust	9,271	280,448
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,529	646,512
Hersha Hospitality Trust	28,000	522,760
Independence Realty Trust, Inc.	74,179	754,400
Lexington Realty Trust	65,336	667,734
Pebblebrook Hotel Trust	14,213	513,658
Starwood Property Trust, Inc.	42,190	916,367
Welltower, Inc.	3,000	210,840
WP Carey, Inc.	6,320	425,905

		8,725,806
Telecommunication Services 2.22%
AT&T, Inc.	24,474	958,647
Verizon Communications, Inc.	5,950	294,465

		1,253,112
Utilities 2.50%
American Electric Power Co., Inc.	6,170	433,381
Consolidated Edison, Inc.	8,690	701,109
Duke Energy Corp.	3,335	279,873

		1,414,363

Total Common Stocks (Cost $17,652,524)		19,494,480

Corporate Bonds 5.46%

American University/The, 4.32%, 04/01/45	250,000	251,012
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	104,098
Ford Motor Co., 9.98%, 02/15/47	500,000	800,796
McLaren Health Care Corp., 4.53%, 05/15/38	290,000	316,316
QUALCOMM, Inc., 4.80%, 05/20/45	1,000,000	1,100,217
Wells Fargo & Co., 7.98%, 03/29/49 (a)	500,000	515,625

Total Corporate Bonds (Cost $2,848,068)		3,088,064

Total Investments – 99.57% (Cost $52,138,551)		56,298,844
Other Assets in Excess of Liabilities – 0.43%		241,936

NET ASSETS – 100.00%		$56,540,780

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2017.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

At September 30, 2017, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$4,802,811
Gross unrealized depreciation	(636,252)

Net unrealized appreciation	$4,166,559

Aggregate cost of securities for income tax purposes	$52,132,285

See accompanying notes which are an integral part of these schedules of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017

(UNAUDITED)

The Spirit of America Real Estate Income and Growth Fund (“Real Estate Fund”), Spirit of America Large Cap Value Fund (“Value Fund”), Spirit of America Municipal Tax Free Bond Fund (Municipal Tax Free Bond Fund”), Spirit of America Income Fund (“Income Fund”) and Spirit of America Income and Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and net asset value per share for each class of the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017

(UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2017, is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Real Estate Fund
Assets
Common Stocks*	$103,160,384	$—	$—	$103,160,384
Preferred Stocks*	3,688,794	—	—	3,688,794
Municipal Bonds	—	544,487	—	544,487

Total	$106,849,178	$544,487	$—	$107,393,665

Value Fund
Assets
Common Stocks*	$88,236,571	$—	$—	$88,236,571
Preferred Stocks*	4,055,833	—	—	4,055,833
Money Market	564,235	—	—	564,235

Total	$92,856,639	$—	$—	$92,856,639

Liabilities
Written Call Options	$(7,500)	$—	$—	$(7,500)

Total	$(7,500)	$—	$—	$(7,500)

Municipal Tax Free Bond Fund
Assets
Municipal Bonds	$—	$103,001,794	$—	$103,001,794

Total	$—	$103,001,794	$—	$103,001,794

Income Fund
Assets
Collateralized Mortgage
Obligations	$—	$239,571	$—	$239,571
Municipal Bonds	—	158,560,861	—	158,560,861
Common Stocks*	14,419,787	—	—	14,419,787
Corporate Bonds	—	18,037,798	—	18,037,798
Preferred Stocks*	18,369,135	—	—	18,369,135

Total	$32,788,922	$176,838,230	$—	$209,627,152

Opportunity Fund
Assets
Municipal Bonds	$—	$22,381,552	$—	$22,381,552
Preferred Stocks*	11,334,748	—	—	11,334,748
Common Stocks*	19,494,480	—	—	19,494,480
Corporate Bonds	—	3,088,064	—	3,088,064

Total	$30,829,228	$25,469,616	$—	$56,298,844

*	Refer to Schedule of Investments for industry classifications.

The Funds did not have any transfers between levels as of the period ended September 30, 2017. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017

(UNAUDITED)

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At September 30, 2017, the Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Market Value
Corporate Bonds

Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$421,088	$368,192
MetLife Capital, Inc., 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,111,998	$2,231,250

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date 11.27.17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date 11.27.17

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer (principal financial officer)

Date	11.27.17